Leases - Supplemental Cash Flow and Other Lease Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Leases [Abstract]
Operating cash flows used for operating leases	$ 23.8	$ 19.2
Operating cash flows used for finance leases	0.1	0.1
Financing cash flows used for finance leases	1.0	0.8	$ 0.4
Non-cash ROU assets obtained in exchange for new lease liabilities	31.8	26.0
Non-cash remeasurements reducing lease liabilities	1.3	(5.1)
Non-cash remeasurements reducing ROU assets	$ 1.3	$ (5.1)